Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Consolidated Entities
The consolidated entities as of December
 31, 2018 and 2019 were as follows:

			Percentage of ownership (%) as of December 31,
Investor	Subsidiary	Business nature	2018	2019
UMC	UMC GROUP (USA)	IC Sales	100.00	100.00
UMC	UNITED MICROELECTRONICS (EUROPE) B.V.	Marketing support activities	100.00	100.00
UMC	UMC CAPITAL CORP.	Investment holding	100.00	100.00
UMC	GREEN EARTH LIMITED (GE)	Investment holding	100.00	100.00
UMC	TLC CAPITAL CO., LTD. (TLC)	Venture capital	100.00	100.00
UMC	UMC INVESTMENT (SAMOA) LIMITED	Investment holding	100.00	100.00
UMC	FORTUNE VENTURE CAPITAL CORP. (FORTUNE)	Consulting and planning for venture capital	100.00	100.00
UMC	UMC GROUP JAPAN	IC Sales	100.00	100.00
UMC	UMC KOREA CO., LTD.	Marketing support activities	100.00	100.00
UMC	OMNI GLOBAL LIMITED (OMNI)	Investment holding	100.00	100.00
UMC	SINO PARAGON LIMITED	Investment holding	100.00	100.00
UMC	BEST ELITE INTERNATIONAL LIMITED (BE)	Investment holding	100.00	100.00
UMC	UNITED SEMICONDUCTOR JAPAN CO., LTD.	Sales and manufacturing of integrated circuits	—	100.00
UMC, FORTUNE and TLC	NEXPOWER TECHNOLOGY CORP. (NEXPOWER)	Sales and manufacturing of solar power batteries	93.36	93.36
UMC and FORTUNE	WAVETEK MICROELECTRONICS CORPORATION (WAVETEK)	Sales and manufacturing of integrated circuits	78.47	80.49
UMC CAPITAL CORP.	UMC CAPITAL (USA)	Investment holding	100.00	100.00
TLC	SOARING CAPITAL CORP.	Investment holding	100.00	100.00
SOARING CAPITAL CORP.	UNITRUTH ADVISOR (SHANGHAI) CO., LTD.	Investment holding and advisory	100.00	100.00
GE	UNITED MICROCHIP CORPORATION	Investment holding	100.00	100.00
FORTUNE	TERA ENERGY DEVELOPMENT CO., LTD. (TERA ENERGY)	Energy technical services	100.00	100.00
TERA ENERGY	EVERRICH ENERGY INVESTMENT (HK) LIMITED (EVERRICH-HK)	Investment holding	100.00	100.00
EVERRICH-HK	EVERRICH (SHANDONG) ENERGY CO., LTD.	Solar engineering integrated design services	100.00	100.00
OMNI	UNITED MICROTECHNOLOGY CORPORATION (NEW YORK)	Research and development	100.00	100.00
OMNI	UNITED MICROTECHNOLOGY CORPORATION (CALIFORNIA)	Research and development	100.00	100.00
OMNI	ECP VITA PTE. LTD.	Insurance	100.00	100.00
OMNI	UMC TECHNOLOGY JAPAN CO., LTD.	Semiconductor manufacturing technology development and consulting services	100.00	100.00
WAVETEK	WAVETEK MICROELECTRONICS INVESTMENT (SAMOA) LIMITED (WAVETEK-SAMOA)	Investment holding	100.00	100.00
WAVETEK-SAMOA	WAVETEK MICROELECTRONICS CORPORATION (USA)	Sales and marketing service	100.00	100.00
NEXPOWER	SOCIALNEX ITALIA 1 S.R.L.	Photovoltaic power plant	100.00	—
BE	INFOSHINE TECHNOLOGY LIMITED (INFOSHINE)	Investment holding	100.00	100.00
INFOSHINE	OAKWOOD ASSOCIATES LIMITED (OAKWOOD)	Investment holding	100.00	100.00
OAKWOOD	HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ)	Sales and manufacturing of integrated circuits	98.14	98.14
HJ	UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD.	Integrated circuits design services	100.00	100.00
UNITED MICROCHIP CORPORATION and HJ	UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM)	Sales and manufacturing of integrated circuits	65.22	65.22

Estimated Useful Lives of Property, Plant and Equipment
Except for land, which is not depreciated, the estimated useful lives of the assets are as follows:

Buildings	7~56 years
Machinery and equipment	6~9 years
Transportation equipment	5~7 years
Furniture and fixtures	1~9 years
Leasehold improvement	The shorter of lease terms or useful lives